Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions (Details) - RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions
Entity Tax Identification Number	73-1309529
Plan Number	001
Participant Contributions Transferred Late to Plan	$ 383,767
Contributions Corrected Outside VFCP	$ 383,767